Alternative Energy Fund
SUMMARY SECTION SUMMARY SECTION Alternative Energy Fund
Investment Objective
The Alternative Energy Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Energy Fund:
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	Alternative Energy Fund Alternative Energy Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Alternative Energy Fund Alternative Energy Fund Shares
Management Fees:		1.00%
Distribution (12b-1) Fees:		none
Shareholder servicing plan fees		0.20%
All Other Expenses		1.12%
Other Expenses:		1.32%
Total Annual Fund Operating Expenses:		2.32%
Fee Waiver/Expense Reimbursement:	[1]	(0.30%)
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement:	[1]	2.02%
[1]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.98% through June 30, 2014. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the 1.98% expense cap.

For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example

This example is intended to help you compare the cost of investing in the Alternative Energy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Alternative Energy Fund Alternative Energy Fund Shares	205	696	1,213	2,633

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.80% of the average value of its portfolio.

Principal Investment Strategies

The Alternative Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of alternative energy companies (both U.S. and non-U.S.). Alternative energy companies include, but are not limited to companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels and the various companies that provide the equipment and technologies that enable these sources to be tapped, used, stored or transported, including companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy. The Fund will not change this policy unless it gives shareholders at least 60 days notice. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund’s assets in securities of all market capitalization companies and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Principal Risks

U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

  • Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy decline due to many factors, including international political developments, production and distribution policies of the OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries;

  • The Fund’s focus on the energy sector to the exclusion of other sectors exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various sectors;

  • The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

  • The currencies that denominate any foreign holdings in the Fund decline in value against the U.S. dollar;

  • A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

  • Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline;

  • The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

  • The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Alternative Energy Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as two energy-sector indices that, more closely resemble the investments of the Fund. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 33.55% (for the quarter ended June 30, 2009). The worst performance was -41.68% (for the quarter ended December 31, 2008).

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Alternative Energy Fund		1 Year	5 Years	Since Inception	Inception Date
Alternative Energy Fund Shares		(15.20%)	(29.64%)	(19.78%)	Mar. 31, 2006
Alternative Energy Fund Shares - Return After Taxes on Distributions	[1]	(15.11%)	(29.94%)	(20.06%)	Mar. 31, 2006
Alternative Energy Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	(9.72%)	(21.59%)	(14.68%)	Mar. 31, 2006
MSCI World Index		16.60%	(0.55%)	2.82%	Mar. 31, 2006
Wilderhill Clean Energy Index (ECO)		(17.58%)	(31.37%)	(21.50%)	Mar. 31, 2006
Wilderhill New Energy Global Innovation Index (NEX)		(4.23%)	(22.57%)	(10.42%)	Mar. 31, 2006
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Asia Focus Fund
SUMMARY SECTION Asia Focus Fund
Investment Objective
The Asia Focus Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Focus Fund:
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	Asia Focus Fund Asia Focus Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Asia Focus Fund Asia Focus Fund Shares
Management Fees:		1.00%
Distribution (12b-1) Fees:		none
Shareholder servicing plan fees		0.18%
All Other Expenses		0.52%
Other Expenses:		0.70%
Acquired Fund Fees and Expenses:	[1]	0.01%
Total Annual Fund Operating Expenses:	[1]	1.71%
[1]	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example

This example is intended to help you compare the cost of investing in the Asia Focus Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Asia Focus Fund Asia Focus Fund Shares	174	539	928	2,019

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.90% of the average value of its portfolio.

Principal Investment Strategies

The Asia Focus Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Asian companies. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Under normal market conditions the Asia Focus Fund will invest in securities of at least four different countries, which include but are not limited to Mainland China, Hong Kong, Taiwan, South Korea, Singapore, Thailand, Malaysia, Philippines, Vietnam, Indonesia, India, Pakistan, Bangladesh, and Sri Lanka. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund’s assets in securities of all market capitalization companies, including companies in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Principal Risks

Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

  • The Asian stock markets decline in value;

  • Asian stocks fall out of favor with investors;

  • The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

  • The value of Asian currencies declines relative to the U.S. dollar;

  • An Asian government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

  • Political, social, currency-rate fluctuations or economic instability within Asian countries cause the value of the Fund’s investments to decline;

  • The Fund’s focus on Asian stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions; or

  • The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

  • The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Asia Focus Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 46.66% (for the quarter ended June 30, 2009). The worst performance was -33.27% (for the quarter ended September 30, 2008).

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Asia Focus Fund		1 Year	5 Years	10 Years
Asia Focus Fund Shares		15.71%	(3.02%)	14.03%
Asia Focus Fund Shares - Return After Taxes on Distributions	[1]	15.80%	(3.26%)	13.90%
Asia Focus Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	10.84%	(2.57%)	12.77%
MSCI AC Far East Free Ex Japan Index		22.06%	0.85%	14.42%
S&P 500 Index		15.99%	1.66%	7.09%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Asia Pacific Dividend Fund
SUMMARY SECTION Asia Pacific Dividend Fund
Investment Objective
The Asia Pacific Dividend Fund’s investment objective is to provide investors with dividend income and long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Pacific Dividend Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Asia Pacific Dividend Fund Asia Pacific Dividend Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Asia Pacific Dividend Fund Asia Pacific Dividend Fund Shares
Management Fees:		1.00%
Distribution (12b-1) Fees:		none
Shareholder servicing plan fees		0.18%
All Other Expenses		2.39%
Other Expenses:		2.57%
Total Annual Fund Operating Expenses:		3.57%
Fee Waiver/Expense Reimbursement:	[1]	(1.59%)
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement:	[1]	1.98%
[1]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.98% through June 30, 2014. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the 1.98% expense cap.

For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example

This example is intended to help you compare the cost of investing in the Asia Pacific Dividend Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Asia Pacific Dividend Fund Asia Pacific Dividend Fund Shares	201	947	1,715	3,732

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.19% of the average value of its portfolio.

Principal Investment Strategies

The Asia Pacific Dividend Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-producing equity securities of Asia Pacific companies. The Fund seeks to allow investors the opportunity to profit from the transition of Asia Pacific economies as they move from developing to developed economies. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. In the Advisor’s view, investing in dividend-paying stocks permits investors to gain access to the more established companies in the region. Under normal market conditions the Asia Pacific Dividend Fund will invest in at least four different countries, which include but are not limited to Australia, Bangladesh, China, Hong Kong, India, Japan, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund’s assets in securities of all market capitalization companies that are dividend-producing and in companies domiciled in the Asia Pacific region, including, potentially, companies domiciled or traded in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Principal Risks

Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

  • Stock markets in the Asia Pacific region decline in value;

  • Stocks of Asia Pacific companies fall out of favor with investors;

  • The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

  • The value of Asian Pacific currencies declines relative to the U.S. dollar;

  • An Asian Pacific government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

  • Political, social, currency-rate fluctuations or economic instability within Asian Pacific countries cause the value of the Fund’s foreign investments to decline;

  • The Fund’s focus on Asian Pacific stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions;

  • The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

  • The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Asia Pacific Dividend Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 40.54% (for the quarter ended June 30, 2009). The worst performance was -29.80% (for the quarter ended September 30, 2008).

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Asia Pacific Dividend Fund		1 Year	5 Years	Since Inception	Inception Date
Asia Pacific Dividend Fund Shares		23.39%	0.85%	5.73%	Mar. 31, 2006
Asia Pacific Dividend Fund Shares - Return After Taxes on Distributions	[1]	23.17%	0.09%	5.08%	Mar. 31, 2006
Asia Pacific Dividend Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	15.98%	0.46%	4.78%	Mar. 31, 2006
MSCI AC Pacific Ex Japan		22.72%	1.60%	9.13%	Mar. 31, 2006
S&P 500 Index		15.99%	1.66%	3.63%	Mar. 31, 2006
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

China & Hong Kong Fund
SUMMARY SECTION China & Hong Kong Fund
Investment Objective
The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the China & Hong Kong Fund:
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	China & Hong Kong Fund China & Hong Kong Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		China & Hong Kong Fund China & Hong Kong Fund Shares
Management Fees:		1.00%
Distribution (12b-1) Fees:		none
Shareholder servicing plan fees		0.16%
All Other Expenses		0.35%
Other Expenses:		0.51%
Acquired Fund Fees and Expenses:	[1]	0.01%
Total Annual Fund Operating Expenses:	[1]	1.52%
[1]	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example

This example is intended to help you compare the cost of investing in the China & Hong Kong Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
China & Hong Kong Fund China & Hong Kong Fund Shares	155	480	829	1,813

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.85% of the average value of its portfolio.

Principal Investment Strategies

The China & Hong Kong Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) inequity securities of companies that are either primarily traded on the China or Hong Kong exchanges or that derive at least 50% of their revenues from business activities in China and/or Hong Kong, but which may be listed and traded elsewhere. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. Under normal conditions, the Fund invests at least 65% of its total assets in companies included in the Hang Seng Composite Index, although the actual weightings of the Hang Seng Composite Index companies held in the Fund’s portfolio may be higher or lower, as companies leave that index or new indices are created. The Advisor will invest the Fund’s assets in securities of all market capitalization companies, including companies in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Principal Risks

Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

  • The Hong Kong and/or China stock markets decline in value;

  • China and/or Hong Kong stocks fall out of favor with investors;

  • The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

  • A stock or stocks in the Fund’s portfolio do not perform well;

  • The value of Chinese currencies declines relative to the U.S. dollar;

  • The Chinese government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

  • Political, social, currency-rate fluctuations or economic instability within China and Hong Kong cause the value of the Fund’s investments to decline;

  • The Fund’s focus on China and Hong Kong stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions;

  • The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

  • The Advisor’s strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of three broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 44.53% (for the quarter ended June 30, 2009). The worst performance was -30.04% (for the quarter ended September 30, 2011).

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns China & Hong Kong Fund		1 Year	5 Years	10 Years
China & Hong Kong Fund Shares		14.42%	(3.43%)	14.36%
China & Hong Kong Fund Shares - Return After Taxes on Distributions	[1]	14.14%	(4.06%)	13.82%
China & Hong Kong Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	9.88%	(2.99%)	12.87%
Hang Seng Index		26.34%	(1.53%)	14.32%
Hang Seng Composite Index		27.64%	(0.71%)	13.15%
S&P 500 Index		15.99%	1.66%	7.09%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Global Energy Fund
SUMMARY SECTION Global Energy Fund
Investment Objective
The Global Energy Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Energy Fund:
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	Global Energy Fund Global Energy Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Global Energy Fund Global Energy Fund Shares
Management Fees:	0.75%
Distribution (12b-1) Fees:	none
Shareholder servicing plan fees	0.24%
All Other Expenses	0.36%
Other Expenses:	0.60%
Total Annual Fund Operating Expenses:	1.35%

For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example

This example is intended to help you compare the cost of investing in the Global Energy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Global Energy Fund Global Energy Fund Shares	137	428	739	1,624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.02% of the average value of its portfolio.

Principal Investment Strategies

The Global Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of both U.S. and non-U.S. companies principally engaged in the production, exploration or discovery, or distribution of energy including the research and development or production of alternative energy sources. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Advisor believes that growing demands on existing energy supplies, in particular petroleum-based energy supplies, could lead to higher prices for this and other traditional energy sources and the profitable development of alternative sources of energy. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund will invest in securities of companies without regard to market capitalization and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Principal Risks

Investing in the Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

  • Prices of energy (oil, gas, electricity) or alternative energy supplies decline, which would likely have a negative affect on the Fund’s holdings;

  • The Fund’s focus on the energy sector to the exclusion of other sectors exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various sectors;

  • The currencies in which the Fund’s foreign investments are denominated decline in value against the U.S. dollar;

  • A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

  • Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline;

  • The Fund has difficulty selling small- or mid-cap or emerging market stocks market due to lower liquidity and higher volatility;

  • The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

  • The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Global Energy Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as energy sector index that, more closely resembles the investments of the Fund. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 32.52% (for the quarter ended June 30, 2009). The worst performance was -34.08% (for the quarter ended September 30, 2008).

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Global Energy Fund		1 Year	5 Years	Since Inception	Inception Date
Global Energy Fund Shares		3.46%	(2.52%)	12.16%	Jun. 30, 2004
Global Energy Fund Shares - Return After Taxes on Distributions	[1]	3.20%	(2.72%)	11.63%	Jun. 30, 2004
Global Energy Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.58%	(2.17%)	10.77%	Jun. 30, 2004
MSCI World Energy Index		2.54%	(1.63%)	9.52%	Jun. 30, 2004
S&P 500 Index		15.99%	1.66%	4.81%	Jun. 30, 2004
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Global Innovators Fund
SUMMARY SECTION Global Innovators Fund
Investment Objective
The Global Innovators Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Innovators Fund:
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	Global Innovators Fund Global Innovators Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Global Innovators Fund Global Innovators Fund Shares
Management Fees:	0.75%
Distribution (12b-1) Fees:	none
Shareholder servicing plan fees	0.14%
All Other Expenses	0.62%
Other Expenses:	0.76%
Total Annual Fund Operating Expenses:	1.51%

For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example

This example is intended to help you compare the cost of investing in the Global Innovators Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Global Innovators Fund Global Innovators Fund Shares	154	477	824	1,802

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.02% of the average value of its portfolio.

Principal Investment Strategies

The Global Innovators Fund invests in equity securities of companies that the Advisor believes are positioned for advances in technology, communications, globalism or innovative management. The Fund will consider all companies in the world’s developed stock markets, such as the United Kingdom and other stock markets in the European Union. The Fund also may consider investments in developed and emerging stock markets in the Far East, such as Japan, Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and Mexico also may be considered. The Advisor will invest the Global Innovators Fund’s assets in a company’s securities without regard to the issuer’s market capitalization. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Principal Risks

Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

  • The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

  • Foreign stock markets in which the Fund invests decline in value;

  • Foreign stocks in which the Fund invests fall out of favor with investors;

  • Technology or telecommunication stocks fall out of favor with investors;

  • Technology companies lose money due to intense pricing pressure or high capital investment costs;

  • The value of foreign currencies in the countries in which the Fund invests decline relative to the U.S. dollar;

  • A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

  • Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline;

  • The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

  • The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Global Innovators Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website: www.gafunds.com.

Prior to April 28, 2003, the Global Innovators Fund was known as the Wired Index Fund and its investment objective was long-term capital appreciation primarily through investing in companies that comprise the Wired Index. In contrast, the Global Innovators Fund’s current investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in companies that the Advisor believes are positioned to benefit from advances in technology and communications; globalism; or innovative management. In contrast to its strategy when it was known as the Wired Index Fund, the Global Innovators Fund is actively managed and may invest in companies that may not be a part of the Wired Index. The performance information presented for the period from January 2002 through April 2003 reflects management of the Fund consistent with investment policies in effect when it was known as the Wired Index Fund and might have been different if the Fund’s investments had been managed under its current investment policies for that period.

During the period shown in the bar chart, the best performance for a quarter was 21.12% (for the quarter ended June 30, 2009). The worst performance was -22.86% (for the quarter ended December 31, 2008).

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Global Innovators Fund		1 Year	5 Years	10 Years
Global Innovators Fund Shares		19.91%	0.78%	9.69%
Global Innovators Fund Shares - Return After Taxes on Distributions	[1]	19.85%	0.62%	9.60%
Global Innovators Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	13.01%	0.61%	8.63%
Nasdaq Composite Index		17.73%	3.78%	9.46%
S&P 500 Index		15.99%	1.66%	7.09%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Inflation Managed Dividend Fund
SUMMARY SECTION Inflation Managed Dividend Fund™
Investment Objective
The Inflation Managed Dividend Fund™ seeks a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Inflation Managed Dividend Fund™.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Inflation Managed Dividend Fund Inflation Managed Dividend Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Inflation Managed Dividend Fund Inflation Managed Dividend Fund Shares
Management Fees:		0.45%
Distribution (12b-1) Fees:		none
Shareholder servicing plan fees		0.07%
All Other Expenses		6.53%
Other Expenses:		6.60%
Total Annual Fund Operating Expenses:		7.05%
Fee Waiver/Expense Reimbursement:	[1]	(6.37%)
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement:	[1]	0.68%
[1]	The Advisor has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 0.68% through March 31, 2015. To the extent that the Advisor absorbs expenses to satisfy this cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the 0.68% expense cap.

For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example

This example is intended to help you compare the cost of investing in the Inflation Managed Dividend Fund™ with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Inflation Managed Dividend Fund Inflation Managed Dividend Fund Shares	69	901	2,374	5,798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the period March 30, 2012 (commencement of operations) through December 31, 2012, the Fund’s portfolio turnover rate was 13.33% of the average value of its portfolio.

Principal Investment Strategies

The Inflation Managed Dividend Fund™ will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities in dividend-paying companies that the Advisor believes have the ability to consistently increase their dividend payments over the medium term. The Advisor uses fundamental analysis to assess a company’s ability to maintain consistent, real (after inflation) dividend growth. One key measure of a company’s ability to achieve consistent, real dividend growth is its consistency in generating high returns on capital. The Advisor seeks to invest in companies that have returned a real cash flow return on investment of at least 10% for each of the last 10 years and, in the opinion of the Advisor, is likely to grow its dividend over time. “Inflation Managed” does not refer to a specific type of security but rather describes a key element of the Fund’s investment strategy. The Fund will not change this policy unless it gives shareholders at least 60 days’ notice. Equity Securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.

The Fund will consider all companies in the world’s developed and emerging markets. The Advisor will invest the Fund’s assets in securities of all market capitalization companies. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Principal Risks

Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

  • Stocks in which the Fund invests decline in value;

  • The Fund invests in small and medium capitalization companies, which may be more susceptible to financial setbacks or downturns, may have limited product lines, may be illiquid or experience substantial volatility, and may have limited financial resources, any of which could cause their securities to decline in value;

  • Foreign stock markets in which the Fund invests decline in value;

  • The Fund invests in emerging markets, which have different account, auditing and reporting standards;

  • The value of foreign currencies in the countries in which the Fund invests decline relative to the U.S. dollar;

  • A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

  • Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline;

  • Rising interest rates cause a decline in equities;

  • Inflation affects markets differently than the Advisor expects;

  • Inflation manifests in such a manner that the Fund is unable to provide reasonable protection against inflation.

  • The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Fund in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

No performance information is available for this Fund since it is new and does not have a full calendar year performance record. Performance information will be available after the Fund has been in operation for one calendar year.

Renminbi Yuan & Bond Fund
SUMMARY SECTION Renminbi Yuan & Bond Fund
Investment Objective

The Renminbi Yuan & Bond Fund seeks total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the Renminbi, the currency of China of which the Yuan is the unit.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Renminbi Yuan & Bond Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Renminbi Yuan & Bond Fund Renminbi Yuan & Bond Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Renminbi Yuan & Bond Fund Renminbi Yuan & Bond Fund Shares
Management Fees:	0.55%
Distribution (12b-1) Fees:	none
Shareholder servicing plan fees	0.10%
All Other Expenses	0.25%
Other Expenses:	0.35%
Total Annual Fund Operating Expenses:	0.90%

For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee and Financial Highlights in the prospectus. Example

This example is intended to help you compare the cost of investing in the Renminbi Yuan & Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Renminbi Yuan & Bond Fund Renminbi Yuan & Bond Fund Shares	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.19% of the average value of its portfolio.

Principal Investment Strategies

The Renminbi Yuan & Bond Fund normally will invest at least 80% of its net assets in Renminbi Yuan-denominated debt instruments that are issued by corporations and by the Chinese government (including its agencies or instrumentalities) and traded (i) over the counter in Hong Kong or on Euroclear or (ii) in other developing markets, including the China Interbank Bond Market (“CIBM”), and in cash and cash equivalents, bank deposits, certificates of deposit and short-term commercial paper denominated in Renminbi or Yuan. Renminbi ( or “RMB”) is the officially currency of China, with the principal unit being the Yuan. The Fund may, when desirable, invest up to 20% of its net assets in convertible securities of companies connected to the China region. The Fund also may invest in derivative instruments, commercial paper, convertible securities and equity-linked notes, denominated in RMB or Yuan or other currencies. The Fund intends to use derivative instruments for settlement purposes, and as a substitute for conventional securities if conventional securities are not available. The Fund will treat a derivative instrument used for these purposes as satisfying the 80% test if the investment is intended to provide exposure to the Renminbi or the Yuan.

The Renminbi Yuan-denominated bond market in Hong Kong is a newly developed market, with a relatively small number of issuers. The Advisor expects that the Fund’s investments will be connected to the China region, although non-Chinese issuers have issued bonds that are available in the over the counter Renminbi Yuan bond market in Hong Kong and in the CIBM. The Advisor believes that as the market develops and more issuers elect to participate, the Fund’s holdings will diversify into issuers not connected with the China region. The Fund’s portfolio will be heavily weighted sovereign debt issued by China and its agencies and instrumentalities, companies in the banking sector and Chinese companies and companies with significant connections to the Chinese economy. The Fund will concentrate its investments in securities issued or guaranteed by the Chinese government.

The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of issuers and terms of bond issues). The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have fewer holdings than a fund that is not concentrated. The Fund may hold securities of all market capitalization companies, including companies in emerging markets. The Fund may invest in securities having short, medium or long-term maturities. The Fund may invest in securities that are considered “investment grade” or “high yield.” Additional information on Principal Investment Strategiescan be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Principal Risks

Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to the greater volatility of foreign markets. Additionally, global securities markets have been subject to significant volatility recently, which has increased the risks associated with an investment in the Fund. This Fund invests in debt securities that are traded over the counter in a newly developing market. You may lose money by investing in this Fund if any of the following occur:

  • Issuers do not make interest or principal payments when due, or “pre-pay” or “extend” their obligations;

  • The Fund invests in unsecured debt instruments, and an issuer defaults;

  • Interest rate fluctuations or adverse news about an issuer causes the Fund’s investments to decline in value;

  • An increase in interest rates causes the Fund’s investments to decline in value, and a change in interest rates could have a greater effect on the Fund’s longer term investments;

  • Political, social, currency-rate fluctuations or economic instability within China, or a decline in investor interest in China, cause the Fund’s investments to decline in value;

  • The Fund’s investments are concentrated in sovereign debt of China, and weighted in issuers in the banking and finance industries, and these investment sectors decline in value;

  • The Fund has difficulty selling Renminbi Yuan bond holdings due to low liquidity and high volatility;

  • The Fund has difficulty acquiring suitable investments due to competition for the limited number of issues, or liquidity limitations;

  • The Fund invests in emerging markets, which have different account, auditing and reporting standards;

  • The Fund invests in small and medium capitalization companies, which may be more susceptible to financial setbacks or downturns, may have limited product lines, may be illiquid or experience substantial volatility, and may have limited financial resources, any of which could cause their securities to decline in value;

  • The Fund becomes adversely affected by restrictions on foreign ownership or currency exchange controls;

  • Chinese currencies decline in value relative to the U.S. dollar;

  • Chinese currencies (the Renminbi (“RMB”), and the Yuan (traded as “CNH” in Hong Kong and “CNY” in mainland China), diverge from each other and the Fund’s investments are negatively affected;

  • The Chinese government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

  • The Fund’s use of derivatives is not effective in achieving the Fund’s investment objective;

  • The Fund is non-diversified and may hold large positions in a relatively small number of issues, which may make the Fund’s performance more volatile than a diversified fund, and expose the Fund to greater loss if there is a decline in value in the Fund’s investments;

  • The Fund’s focus on securities issued by companies economically tied to China exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions;

  • The Advisor’s strategy does not achieve the Fund’s investment objective or the Advisor does not implement the strategy properly.

China/Emerging Markets Risk: The Fund invests in issuers connected to China, and in issuers in a newly-developed trading market, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets.

Foreign Securities Risk: Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities or currency in payment of interest or principal, and liquidity risks, and these may be heightened in emerging markets.

Emerging Trading Market Risk: Renminbi Yuan-denominated bonds are traded in newly developed, emerging trading markets characterized by relatively few numbers of issuers and relatively low trading volume, resulting in substantially less liquidity and greater price volatility as compared to more developed markets.

Debt Securities Risk: Numerous factors can negatively impact the value of debt securities, including economic factors, such as the ability of issuers to pay principal and interest as the debt becomes due, interest rate fluctuations and inflation rates, as well as non-economic factors such as foreign government regulation and political events. The Fund may invest in securities of any maturity and quality and may invest without limit in securities that are rated below “investment grade” or the unrated equivalent. Many of the Renminbi Yuan bonds in which the Fund invests will not have a credit rating issued by a nationally recognized statistical ratings organization (“NRSRO”), and the Advisor will conduct its own determination of creditworthiness of the issuer.

China Currency Risk: China’s currency, the Renminbi (RMB), may be traded offshore (primarily in Hong Kong, at present) or in mainland China. At present, the Fund can buy Renminbi only at the offshore exchange rate. The offshore and the onshore Renminbi exchange rates may diverge in value, which could decrease the value of the Fund’s investments if the currency is more desirable in one market than in another. Fund will have to acquire RMB to make investments, and convert RMB to US dollars to pay redemptions. There is no guarantee that the Fund will be able to obtain access to the relatively more desirable currency, for investment purposes, and the Fund’s ability to convert RMB to U.S. dollars may be limited.

Non-Diversification Risk: The Renminbi Yuan & Bond Fund is non-diversified. It may hold larger positions in a relatively small number of fixed income securities and may be exposed to fewer issuers. This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio.

Market Risk: The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. The market value of a security may rise or fall because of market activity or factors unrelated to the issuer. The price of a security tends to fall when there are more sellers than buyers, and rise when there are more buyers than sellers. This is a risk associated with all securities.

Small Companies: The Fund’s investments in securities issued by small companies may be more volatile in price than those of larger companies and involve substantial risks. Small issuers may be more sensitive to economic conditions, have more variable growth prospects, lack management experience and may have less capital for growth and development and limited product lines and markets; and may be more sensitive to interest rate increases, because it may be more difficult for these issuers to borrow money to invest in their businesses, and it may be more difficult for these issuers to repay loans.

Redemption Risk: It is possible that the Fund could lose money if it had to sell securities to meet redemption requests, if redemptions are large, occur during volatile market periods, or when the Fund’s investments have declined in value, or if the securities to be sold become undesirable or illiquid.

For more information on the risks of investing in this Fund, please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Renminbi Yuan & Bond Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 2.40% (for the quarter ended December 31, 2012). The worst performance was -0.48% (for the quarter ended June 30, 2012).

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Renminbi Yuan & Bond Fund		1 Year	Since Inception	Inception Date
Renminbi Yuan & Bond Fund Shares		3.88%	2.67%	Jun. 30, 2011
Renminbi Yuan & Bond Fund Shares - Return After Taxes on Distributions	[1]	3.05%	2.13%	Jun. 30, 2011
Renminbi Yuan & Bond Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.52%	1.96%	Jun. 30, 2011
BOCHK Offshore RMB Bond Index		9.25%	3.50%	Jun. 30, 2011
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.